Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 184,295	$ 121,198
Restricted cash	24,643	13,093
Accounts receivable, net of allowance of $15,822 (December 31, 2019 - $13,136) (note 3)	418,890	393,730
Income tax recoverable	7,397	4,147
Inventories (note 8)	141,979	94,511
Prepaid expenses and other current assets	42,112	41,457
Assets, Current, Total	819,316	668,136
Other receivables	4,170	4,033
Other assets	8,752	4,955
Deferred income tax (note 16)	2,048	2,836
Fixed assets (note 9)	126,569	131,545
Operating lease right-of-use assets (note 6)	153,185	132,893
Intangible assets (note 10)	378,762	366,224
Goodwill (note 11)	703,738	644,847
Assets, Noncurrent, Total	1,377,224	1,287,333
Assets, Total	2,196,540	1,955,469
Current liabilities
Accounts payable	98,500	76,226
Accrued liabilities (note 8)	251,192	165,444
Income tax payable	7,892
Unearned revenues	90,131	74,100
Operating lease liabilities - current (note 6)	35,315	30,622
Long-term debt - current (note 12)	56,478	5,545
Contingent acquisition consideration - current (note 19)	4,243	6,269
Liabilities, Current, Total	543,751	358,206
Long-term debt - non-current (note 12)	533,126	761,078
Operating lease liabilities - non-current (note 6)	128,793	111,247
Contingent acquisition consideration (note 19)	19,885	8,154
Unearned revenues	13,939	12,593
Other liabilities	62,269	45,403
Deferred income tax (note 16)	41,345	58,239
Liabilities, Noncurrent, Total	799,357	996,714
Redeemable non-controlling interests (note 13)	193,034	174,662
Shareholders' equity	660,398	425,887
Liabilities and Equity, Total	$ 2,196,540	$ 1,955,469